Nature of Business and Organization (Details) - Schedule of Consolidated Financial Statements	12 Months Ended
Mar. 31, 2024
Raytech Holding Limited (“Raytech”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	● A BVI company ● Incorporated on June 24, 2022
Ownership
Principal activities	Investment holding
Pure Beauty Manufacturing Company Limited (“Pure Beauty”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	● A Hong Kong company ● Incorporated on April 15, 2013
Ownership	100% owned by Raytech
Principal activities	Engaged in the sourcing and wholesaling of personal care electrical appliances